Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Municipal Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.05%	0.99%	2.25%
S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.00%	14.49%	13.08%
S&P 1500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.93%	14.10%	12.76%
S&P MidCap 400 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.89%	10.29%	9.65%
S&P SmallCap 600 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.64%	8.28%	8.89%
CBOE S&P 500 BuyWrite Index (BXM) [Member]
Prospectus [Line Items]
Average Annual Return, Percent			20.12%	6.87%	6.94%
Nasdaq-100 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.88%	20.15%	18.52%
Bloomberg U.S. Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.70%	0.02%	1.55%
Bloomberg U.S. Treasury Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			0.58%	(0.68%)	0.83%
Green California Tax-Free Income Fund - Investor Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent			0.76%	0.28%	1.20%
Green California Tax-Free Income Fund - Investor Shares [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.76%	0.28%	1.18%
Green California Tax-Free Income Fund - Investor Shares [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.31%	0.63%	1.38%
S&P 500 Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent			24.44%	14.04%	12.71%
S&P 500 Index Fund - Investor Shares [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			21.19%	12.01%	11.04%
S&P 500 Index Fund - Investor Shares [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			17.87%	11.19%	10.30%
S&P 500 Index Fund - K Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.82%	13.47%	12.15%
S&P MidCap Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.10%	9.77%	9.31%
S&P MidCap Index Fund - Investor Shares [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.84%	7.63%	6.90%
S&P MidCap Index Fund - Investor Shares [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.06%	7.55%	7.04%
S&P MidCap Index Fund - K Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.52%	8.95%	8.63%
S&P SmallCap Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.93%	8.01%	8.53%
S&P SmallCap Index Fund - Investor Shares [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.80%	6.23%	6.69%
S&P SmallCap Index Fund - Investor Shares [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.66%	6.25%	6.66%
S&P SmallCap Index Fund - K Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.41%	7.46%	7.98%
Shelton Equity Income Fund - Investor Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.17%	10.52%	8.72%
Shelton Equity Income Fund - Investor Shares [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.64%	6.16%	4.91%
Shelton Equity Income Fund - Investor Shares [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.18%	6.55%	5.48%
Shelton Equity Income Fund - K Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent			16.62%	9.98%	8.18%
Nasdaq-100 Index Fund - Institutional Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.63%
Performance Inception Date		Mar. 07, 2022
Nasdaq-100 Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.31%	19.81%	17.79%
Nasdaq-100 Index Fund - Investor Shares [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.01%	18.71%	16.86%
Nasdaq-100 Index Fund - Investor Shares [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			18.35%	16.62%	15.36%
Nasdaq-100 Index Fund - K Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent			24.98%	19.30%	17.25%
U.S. Government Securities Fund - Investor Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent			(0.21%)	(0.64%)	0.37%
U.S. Government Securities Fund - Investor Shares [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.34%)	(1.30%)	(0.24%)
U.S. Government Securities Fund - Investor Shares [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.13%)	(0.81%)	0.01%
U.S. Government Securities Fund - K Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent			(0.72%)	(1.14%)	(0.13%)
The United States Treasury Trust - Investor Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.38%	1.99%	1.31%
Shelton Sustainable Equity Fund - Investor Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent			(2.54%)	9.85%	8.83%
Shelton Sustainable Equity Fund - Investor Shares [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.61%)	9.54%	8.56%
Shelton Sustainable Equity Fund - Investor Shares [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.60%)	8.18%	7.47%
Shelton Sustainable Equity Fund - Institutional Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		(2.28%)
Performance Inception Date		Oct. 10, 2022

[1]	The inception date of the Institutional Class was March 7, 2022.
[2]	The inception date of the Institutional Class was October 10, 2022